Fixed Assets, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 109,765	$ 102,283
Accumulated depreciation	64,096	55,839
Fixed assets, net	45,669	46,444
Depreciation expenses	8,745	8,762	8,549
Land [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	379	379
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	14,723	13,754
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	75,621	70,528
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	8,498	8,105
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	921	852
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 9,623	$ 8,665